IMPAIRMENT TESTING - Impairment test of recoverable amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)	$ 4,645	$ 11,096	$ (114,004)
Discount rate	6.70%	7.00%	7.50%
Accumulated impairment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses on tangible fixed assets		$ 5,600
Accumulated impairment | Vessels and capitalized dry docking
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses on tangible fixed assets	$ 4,600	11,100	$ 6,000
CGU
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)		5,500
Recoverable amount	2,302,000	1,774,000
Value in use over carrying amount, Excess values	$ 269,000	$ 8,000
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate	6.70%	7.00%
Recoverable amount	$ 2,276,000	$ 1,747,000
Value in use over carrying amount, Excess values	$ 269,000	8,000
Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)		$ 5,500
Discount rate	6.70%	7.00%
Recoverable amount	$ 26,000	$ 27,000
Value in use over carrying amount, Excess values	$ 0	$ 0